Investment in Affiliates - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of Equity Method Investments [Line Items]
Investment in affiliates, aggregate investment	¥ 166,492	¥ 136,755
Investment in affiliates, market value	223,834	169,928
Investment in affiliates, dividends received	17,759	15,416	¥ 38,372
Investment in affiliates over underlying equity in net assets	¥ 135,897	¥ 131,600
Avolon Holdings
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	30.00%	30.00%
Kansai Airports
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%	40.00%